Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 36,499
2022	30,800
2023	27,274
2024	22,874
2025	22,336
2025 and thereafter	140,455
Amortized cost	$ 280,238	$ 295,323